Significant accounting policies (Details) - Schedule of useful lives of intangible assets	12 Months Ended
Dec. 31, 2022
Data Access Agreement [Member]
Schedule of useful lives of intangible assets [Abstract]
Range	Straight-line over 14 years
Data Purchases [Member]
Schedule of useful lives of intangible assets [Abstract]
Range	Indefinite life intangible asset